Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2018	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000198375
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		18.77%	12.38%	12.88%
C000198380
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		32.51%	20.97%	19.88%
Without Sales Load [Member] | C000198375
Average Annual Return [Line Items]
Average Annual Return, Percent		18.57%	12.39%	12.89%
Without Sales Load [Member] | C000198380
Average Annual Return [Line Items]
Average Annual Return, Percent		32.22%	20.99%	19.87%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		21.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			14.13%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				12.90%
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		21.10%
FR Notes - Benchmark total return 5 year
Average Annual Return [Line Items]
Average Annual Return, Percent			14.13%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent				12.90%
iShares U.S. Consumer Focused ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
iShares U.S. Tech Independence Focused ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index